REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Gambling taxes	€ 11,154	€ 10,174
Leases	11	237
Utilities, repairs and maintenance	536	550
Professional services and other expenses	31,472	32,145
Casino license royalties	4,052	3,965
Marketing expenses	46,092	43,874
Total	€ 93,317	€ 90,945